Fair Value Measurements -- Non-Recurring Basis (Details 5) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Assets measured at fair value on a non-recurring basis
Debt carried at Fair Value Fair Value Option	$ 0
Non-recurring basis
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on non-recurring basis	18,000,000		$ 19,000,000
Net impairment charges	2,000,000	$ 1,000,000
Non-recurring basis | Real estate owned
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on non-recurring basis	10,000,000		11,000,000
Impairment charges	1,000,000	1,000,000
Non-recurring basis | Commercial mortgage loans
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on non-recurring basis	8,000,000		8,000,000
Impairment charges	1,000,000	0
Non-recurring basis | Fair Value Measurements Using Level 1
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on non-recurring basis	0		0
Non-recurring basis | Fair Value Measurements Using Level 1 | Real estate owned
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on non-recurring basis	0		0
Non-recurring basis | Fair Value Measurements Using Level 1 | Commercial mortgage loans
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on non-recurring basis	0		0
Non-recurring basis | Fair Value Measurements Using Level 2
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on non-recurring basis	0		0
Non-recurring basis | Fair Value Measurements Using Level 2 | Real estate owned
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on non-recurring basis	0		0
Non-recurring basis | Fair Value Measurements Using Level 2 | Commercial mortgage loans
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on non-recurring basis	0		0
Non-recurring basis | Fair Value Measurements Using Level 3
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on non-recurring basis	18,000,000		19,000,000
Non-recurring basis | Fair Value Measurements Using Level 3 | Real estate owned
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on non-recurring basis	10,000,000		11,000,000
Non-recurring basis | Fair Value Measurements Using Level 3 | Commercial mortgage loans
Assets measured at fair value on a non-recurring basis
Assets measured at fair value on non-recurring basis	$ 8,000,000		$ 8,000,000
Not qualified for disclosure, due to less than $1 million [Member] | Non-recurring basis | Commercial mortgage loans
Assets measured at fair value on a non-recurring basis
Impairment charges		$ 1,000,000